Segmented information - Segment Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Segmented Information [Line Items]
Total assets	$ 5,866,120	$ 6,270,671
Drilling and development	486,677	503,842
Exploration and evaluation	36,487	14,372
Royalties	(163,666)	(152,167)
Revenue from external customers	1,747,471	1,525,950
Transportation	(72,446)	(51,887)
Operating	(440,078)	(357,014)
General and administration	(58,976)	(51,929)
Current tax income (expense)	(52,230)	(43,577)
Interest expense	(81,377)	(72,759)
Fund flows from operations	908,055	838,652
Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	5,866,120	6,270,671
Drilling and development	486,677	503,842
Exploration and evaluation	36,487	14,372
Crude oil and condensate sales	1,302,028	1,119,356
NGL sales	39,658	61,176
Natural gas sales	348,177	497,585
Sales of purchased commodities	221,274
Royalties	(163,666)	(152,167)
Revenue from external customers	1,747,471	1,525,950
Purchased commodities	(221,274)
Transportation	(72,446)	(51,887)
Operating	(440,078)	(357,014)
General and administration	(58,976)	(51,929)
Interest expense	(81,377)	(72,759)
Realized loss on derivative instruments	84,219	(111,258)
Realized other income	7,700	883
Fund flows from operations	908,055	838,652
Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain	(4,954)	243
PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(25,947)	(4,824)
Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(26,283)	(38,753)
CANADA | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	3,088,947	3,060,291
Drilling and development	293,744	277,857
Exploration and evaluation	0	0
Crude oil and condensate sales	699,290	541,844
NGL sales	33,159	56,554
Natural gas sales	95,621	72,774
Sales of purchased commodities	0
Royalties	(94,079)	(84,696)
Revenue from external customers	733,991	586,476
Purchased commodities	0
Transportation	(41,261)	(29,912)
Operating	(242,790)	(177,499)
General and administration	(23,341)	(6,057)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	426,599	373,008
CANADA | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
CANADA | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
FRANCE | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	841,875	918,398
Drilling and development	74,579	79,451
Exploration and evaluation	62	307
Crude oil and condensate sales	326,578	360,471
NGL sales	0	0
Natural gas sales	121	131
Sales of purchased commodities	0
Royalties	(43,895)	(46,781)
Revenue from external customers	282,804	313,821
Purchased commodities	0
Transportation	(21,609)	(10,426)
Operating	(61,281)	(54,690)
General and administration	(15,406)	(14,170)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	163,077	219,451
FRANCE | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
FRANCE | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(21,431)	(15,084)
NETHERLANDS | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	226,834	277,348
Drilling and development	19,866	17,963
Exploration and evaluation	3,739	(480)
Crude oil and condensate sales	2,411	2,462
NGL sales	0	0
Natural gas sales	110,446	163,454
Sales of purchased commodities	0
Royalties	(1,469)	(3,181)
Revenue from external customers	111,388	162,735
Purchased commodities	0
Transportation	0	0
Operating	(32,125)	(26,681)
General and administration	(2,659)	(1,947)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	80,565	117,546
NETHERLANDS | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
NETHERLANDS | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	3,961	(16,561)
GERMANY | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	261,712	284,063
Drilling and development	10,806	10,863
Exploration and evaluation	10,878	4,943
Crude oil and condensate sales	25,783	32,704
NGL sales	0	0
Natural gas sales	31,529	49,745
Sales of purchased commodities	0
Royalties	(5,264)	(6,626)
Revenue from external customers	52,048	75,823
Purchased commodities	0
Transportation	(5,117)	(6,420)
Operating	(24,970)	(23,048)
General and administration	(8,452)	(7,401)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	13,509	38,954
GERMANY | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
GERMANY | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
IRELAND | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	470,316	709,585
Drilling and development	1,372	224
Exploration and evaluation	0	0
Crude oil and condensate sales	27	0
NGL sales	0	0
Natural gas sales	104,247	205,150
Sales of purchased commodities	0
Royalties	0	0
Revenue from external customers	104,274	205,150
Purchased commodities	0
Transportation	(4,459)	(5,129)
Operating	(12,431)	(15,366)
General and administration	(2,491)	(8,386)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	84,893	176,269
IRELAND | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
IRELAND | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
AUSTRALIA | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	233,581	263,739
Drilling and development	30,550	75,638
Exploration and evaluation	0	0
Crude oil and condensate sales	184,490	150,733
NGL sales	0	0
Natural gas sales	0	0
Sales of purchased commodities	0
Royalties	0	0
Revenue from external customers	184,490	150,733
Purchased commodities	0
Transportation	0	0
Operating	(49,810)	(53,199)
General and administration	(4,940)	(4,918)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	95,386	81,197
AUSTRALIA | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(25,947)	(4,824)
AUSTRALIA | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(8,407)	(6,595)
UNITED STATES | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	421,609	407,323
Drilling and development	57,196	40,837
Exploration and evaluation	0	0
Crude oil and condensate sales	63,449	31,142
NGL sales	6,499	4,622
Natural gas sales	5,416	2,701
Sales of purchased commodities	0
Royalties	(18,706)	(10,070)
Revenue from external customers	56,658	28,395
Purchased commodities	0
Transportation	0	0
Operating	(16,370)	(6,421)
General and administration	(7,566)	(6,306)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	32,722	15,668
UNITED STATES | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
UNITED STATES | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
Corporate | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	321,246	349,924
Drilling and development	(1,436)	1,009
Exploration and evaluation	21,808	9,602
Crude oil and condensate sales	0	0
NGL sales	0	0
Natural gas sales	797	3,630
Sales of purchased commodities	221,274
Royalties	(253)	(813)
Revenue from external customers	221,818	2,817
Purchased commodities	(221,274)
Transportation	0	0
Operating	(301)	(110)
General and administration	5,879	(2,744)
Interest expense	(81,377)	(72,759)
Realized loss on derivative instruments	84,219	(111,258)
Realized other income	7,700	883
Fund flows from operations	11,304	(183,441)
Corporate | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain	(4,954)	243
Corporate | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
Corporate | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	$ (406)	$ (513)